FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Market risk (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Increase of $0.10
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Income	$ 1,307
Other comprehensive income	26,706
Decrease of $0.10
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Income	(1,307)
Other comprehensive income	(26,706)
Variance of $0.10 in the foreign currency exchange rate
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Unhedged purchase of goods and services	2,400
Unhedged acquisitions of tangible and intangible assets	$ 4,400
Interest rate risk
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Long-term debt, fixed-rate debt (in percent)	75.80%	94.10%
Long-term debt, floating-rate debt (in percent)	24.20%	5.90%
Estimated sensitivity on interest payments	$ 9,200
Increase of 100 basis points
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Income	(2,051)
Other comprehensive income	(14,851)
Decrease of 100 basis points
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Income	2,051
Other comprehensive income	$ 14,851